Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income (Loss) Before Income Taxes

Income (loss) before income taxes consists of:

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
	(In millions)
PRC	18,194	22,088	23,524	3,421
Non-PRC	(3,685)	(805)	3,801	553

	14,509	21,283	27,325	3,974

Components of Income Tax

Income taxes consist of:

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
	(In millions)
Current income tax	3,462	4,224	6,184	900
Income tax refund due to reduced tax rate	(535)	(473)	(680)	(99)
Adjustments of deferred tax assets due to change in tax rates	(13)	7	—	—
Deferred income tax benefit	(1)	(763)	(761)	(111)

	2,913	2,995	4,743	690

Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income

The reconciliation of the actual income taxes to the amount of tax computed by applying the aforementioned statutory income tax rate to pre-tax income is as follows:

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
	(In millions, except for per share data)
Expected taxation at PRC statutory tax rate	3,627	5,321	6,831	994
Effect of differing tax rates in different jurisdictions	736	854	493	72
Non-taxable income	(73)	(913)	(1,555)	(226)
Non-deductible expenses	115	653	935	136
Research and development super-deduction	(726)	(905)	(1,047)	(152)
Effect of PRC preferential tax rates and tax holiday	(1,851)	(2,095)	(2,250)	(327)
Effect of tax rate changes on deferred taxes	(13)	7	—	—
Over-accrued EIT for previous years	(520)	(579)	(616)	(90)
PRC withholding tax	283	101	553	80
Addition to valuation allowance	1,335	551	1,399	203

Taxation for the year	2,913	2,995	4,743	690

Effective tax rate	20%	14%	17%	17%

Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share	53.41	60.33	64.47	9.38

Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Balances

The tax effects of temporary differences that gave rise to the deferred tax balances at December 31, 2017 and 2018 are as follows:

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
	(In millions)
Deferred tax assets:
Provision for doubtful receivables	287	252	37
Accrued expenses, payroll and others	2,849	4,284	622
Fixed assets depreciation	53	60	9
Net operating loss carry-forward	1,061	1,609	234
Less: valuation allowance	(2,718)	(3,881)	(564)

Deferred tax assets, net	1,532	2,324	338

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
	(In millions)
Deferred tax liabilities:
Long-lived assets arising from acquisitions	133	360	52
Withholding tax on PRC subsidiaries’ undistributed earnings	586	619	90
Tax on capital gains	2,460	2,778	404
Other	196	342	50

	3,375	4,099	596